Acquision (Related Expenses and Pro Forma Data) (Details) - TECO Energy Inc [Member] - CAD CAD in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs			CAD 166	CAD 53
Business Acquisition, Pro Forma Information [Abstract]
Pro forma operating revenues			6,034	6,297
Prop forma net income attributable to common shareholders			386	584
Adjusted pro forma operating revenues increased	CAD 10	CAD 10	10	10
Business Acquisitions Pro Forma Increase To Net Income Loss			53	(35)
New Mexico
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs			23
Sales [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs			(10)	0
Sales [Member] | New Mexico
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs			(10)
Operating Expense [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs			89	52
Operating Expense [Member] | New Mexico
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs			30
Interest Expense [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs			148	24
Other Operating Income (Expense) [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs			(3)	0
Before Tax [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs			250	76
Before Tax [Member] | New Mexico
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs			40
Income Tax Expense [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs			CAD (84)	CAD (23)